Description of Organization and Business Operations (Details)		3 Months Ended	12 Months Ended
	Oct. 19, 2021 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares $ / item shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 19, 2024 USD ($)	Jul. 17, 2023 shares	Jul. 12, 2023 USD ($) $ / shares
Description of Organization and Business Operations [Line items]
Par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Shares issued, price per share (in Dollars per share) | $ / shares		$ 5
Initial public offering consisting		$ 2,000,000	$ 2,000,000
Deferred underwriting fee payable		3,500,000	3,500,000	$ 3,500,000
Net proceed in sale of stock		$ 101,500,000	$ 101,500,000
Net proceeds of sale (in Dollars per share) | $ / shares		$ 10.15	$ 10.15
Maturity date		185 days	185 days
Least of assets held in trust account		80.00%	80.00%
Aggregate common stock percentage		15.00%	15.00%
Percentage of public shares redeem		100.00%	100.00%
Business combination consummation date		Jul. 19, 2024	Jul. 19, 2024
Business combination consummation month		10 months	33 months
Business days thereafter			10 days
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Net tangible assets		5,000,001	5,000,001
Deposits		$ 100,000	$ 100,000				$ 100,000
Deposits asset price per share (in Dollars per share) | $ / shares		$ 0.05	$ 0.04				$ 0.05
Deposit in trust account		$ 22,038	$ 22,037.64
Shares held in trust account price per share (in Dollars per share) | $ / shares		$ 10.15	$ 10.15
Shares of common stock (in Shares) | shares			87,380
Redeemed price per shares (in Dollars per share) | $ / shares			$ 10.9
Aggregate payment amount			$ 952,940
Cash		$ 10,524	48,395	$ 597,306
Cash held in trust account		$ 6,194,997	$ 6,049,745		$ 6,145,817
Price per warrant (in Dollars per share) | $ / shares		$ 10.15
Redemption share price (in Dollars per share) | $ / shares		$ 10.15
Equity value		$ 176,000,000
Share price (in Dollars per share) | $ / shares		$ 10
SPAC outstanding expense		$ 4,500,000
Divisor amount of additional unpaid excess amount		$ 8
Number of share reduce equals additional unpaid SPAC expense (in Shares) | shares		750,000
Divisor amount for additional unpaid expense amount		$ 8
Excess amount		$ 4,500,000
Percentage of share option authorized (in Dollars per Item) | $ / item		50
Number of lockup period days		365 days
Net tangible assets		$ 5,000,001
Deposit into the trust account		$ 100,000
Investment company act maturity days		185 days
Tranche One [Member]
Description of Organization and Business Operations [Line items]
SPAC outstanding expense		$ 4,500,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line items]
Shares issued, price per share (in Dollars per share) | $ / shares		$ 11.5
Number of shares returned		$ 6,133,000
Minimum [Member] | Tranche Two [Member]
Description of Organization and Business Operations [Line items]
SPAC outstanding expense		2,250,000
Maximum [Member]
Description of Organization and Business Operations [Line items]
SPAC outstanding expense		$ 4,500,000
Common Stock [Member]
Description of Organization and Business Operations [Line items]
Par value (in Dollars per share) | $ / shares				$ 0.0001
Number of share transferred (in Shares) | shares						927,600
Achari [Member]
Description of Organization and Business Operations [Line items]
Shares issued, price per share (in Dollars per share) | $ / shares		$ 5
Excess amount		$ 4,500,000
Business Combination [Member]
Description of Organization and Business Operations [Line items]
Voting percentage		50.00%	50.00%
Public Stockholders [Member]
Description of Organization and Business Operations [Line items]
Public Share (in Dollars per share) | $ / shares		$ 10.15	$ 10.15
Sponsor [Member]
Description of Organization and Business Operations [Line items]
Par value (in Dollars per share) | $ / shares		$ 0.0001
Sale of stock (in Shares) | shares		750,000
Sale of stock price per share (in Dollars per share) | $ / shares		$ 8
Sponsor [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line items]
Number of shares held (in Shares) | shares						1,572,400
Members of Sponsor [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line items]
Number of shares held (in Shares) | shares						927,600
Asset, Held-in-Trust [Member]
Description of Organization and Business Operations [Line items]
Amount on deposit in trust account		$ 79,139	$ 429,125
Underwriting Agreement [Member]
Description of Organization and Business Operations [Line items]
Deferred underwriting fee payable		$ 3,500,000	$ 3,500,000
Vaso Business Combination Agreement [Member]
Description of Organization and Business Operations [Line items]
Par value (in Dollars per share) | $ / shares		$ 0.01
Vaso Shares [Member]
Description of Organization and Business Operations [Line items]
Par value (in Dollars per share) | $ / shares		0.001
Achari Shares [Member]
Description of Organization and Business Operations [Line items]
Par value (in Dollars per share) | $ / shares		$ 0.0001
Founder Shares [Member]
Description of Organization and Business Operations [Line items]
Number of shares returned		$ 1,750,000
Common Stock [Member]
Description of Organization and Business Operations [Line items]
Shares issued, price per share (in Dollars per share) | $ / shares		$ 0.04
IPO [Member]
Description of Organization and Business Operations [Line items]
Initial public offering (in Shares) | shares		10,000,000
Number of shares issued per unit (in Shares) | shares	1	1		1
Number of shares issued per unit (in Shares) | shares	1	1		1
Shares issued, price per share (in Dollars per share) | $ / shares		$ 10
Sale of stock (in Shares) | shares			10,000,000
Sale of stock price per share (in Dollars per share) | $ / shares			$ 10
Initial public offering amount		$ 6,101,730	$ 6,101,730
Initial public offering consisting		2,000,000	2,000,000
Deferred underwriting fee payable		3,500,000	3,500,000
Other costs		601,730	601,730
IPO [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line items]
Initial public offering (in Shares) | shares	10,000,000
Shares issued, price per share (in Dollars per share) | $ / shares	$ 10
Gross proceeds	$ 100,000,000
Private Placement [Member]
Description of Organization and Business Operations [Line items]
Sale of stock (in Shares) | shares	7,133,333
Sale of stock price per share (in Dollars per share) | $ / shares	$ 0.75
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line items]
Sale of stock (in Shares) | shares	7,133,333
Private Placement [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line items]
Gross proceeds		$ 5,350,000	$ 5,350,000
Sale of stock (in Shares) | shares		7,133,333	7,133,333
Sale of stock price per share (in Dollars per share) | $ / shares		$ 0.75	$ 0.75